Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Operating lease expense	$ 1,509	$ 1,737	$ 1,958
Short-term lease expense	230	611	340
Continuing Operations
Lessee, Lease, Description [Line Items]
Total lease expense	$ 1,739	$ 2,348	$ 2,298